Subsequent Events (Details Textual)	Jun. 30, 2012	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY	Jun. 30, 2012 Subsequent Event [Member] USD ($)	Jun. 30, 2012 Subsequent Event [Member] CNY
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Purchase consideration		$ 332,930,000	2,151,893,000	$ 733,000	5,000,000	$ 2,700,000	17,000,000
Acquisition of controlling interest in PGW for cash						$ 700,000	4,000,000